Form N-1A Cover	Nov. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Abacus FCF ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 15, 2026
Prospectus Date	Nov. 28, 2025